Non-Controlling Interest (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Non-Controlling Interest
Ownership interest rate	99.67%	99.67%
Non-controlling interest rate	0.33%	0.33%